Document And Entity Information	6 Months Ended
	Jun. 30, 2012	Oct. 10, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Rockdale Resources Corp
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		17,091,748
Amendment Flag	false
Entity Central Index Key	0001368637
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 836,528	$ 392	$ 18,766
Accounts receivable-related party		24,800	15,000
Other current assets	21,326
Other assets-related party	13,500
Total current assets	871,354	25,192	33,766
Property & equipment
Oil and gas, on the basis of full cost accounting Unproved properties and properties under Development, not being amortized	1,850,000
Furniture, equipment & software	16,823	13,269	13,269
Less accumulated depreciation	(1,921)	(12,914)	(12,494)
Net property and equipment	1,864,902	355	775
Other assets	20,000
Total Assets	2,756,256	25,547	34,541
Current liabilities
Accounts payable	43,606	7,658
Accounts payable - related party		2,350
Accrued liabilities	4,296	137
Short term debt		3,250
Note payable - related party		42,301	34,201
Total current liabilities	47,902	55,696	34,201
Deferred Rent	10,880
Total Liabilities	58,782	55,696	34,201
Stockholders' Equity (Deficit)
Preferred stock, $.10 par value; 1,000,000 shares authorized; No shares issued & outstanding	0	0	0
Common stock, $.001 par value;50,000,000 shares authorized; 15,735,885, 10,820,600 and 10,820,600 shares issued & outstanding	15,736	10,821	10,821
Additional paid in capital	3,524,580	185,218	185,218
Accumulated deficit	(842,842)	(226,188)	(195,699)
Total Stockholders' Equity (Deficit)	2,697,474	(30,149)	340
Total Liabilities and Stockholders' Equity (Deficit)	$ 2,756,256	$ 25,547	$ 34,541

BALANCE SHEETS (Parentheticals) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock par value (in Dollars per share)	$ 0.1	$ 0.1	$ 0.1
Preferred stock, shares authorized (in Shares)	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in Shares)	0	0	0
Preferred stock, shares outstanding (in Shares)	0	0	0
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in Shares)	50,000,000	50,000,000	50,000,000
Common stock, shares issued (in Shares)	15,735,885	10,820,600	10,820,600
Common stock, shares outstanding (in Shares)	15,735,885	10,820,600	10,820,600

STATEMENT OF EXPENSES (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating expenses:
Depreciation	$ 1,921	$ 105	$ 2,026	$ 210	$ 420	$ 420
Bad debt - related party			24,800
Legal & accounting					19,702	13,150
General and administrative	567,510	3,497	589,828	12,556	10,230	4,046
	569,431	3,602	616,654	12,766	30,352	17,616
Loss from operations	(569,431)	(3,602)	(616,654)	(12,766)	(30,352)	(17,616)
Other income (expense):
Interest (expense)					(137)
Net loss	$ (569,431)	$ (3,602)	$ (616,654)	$ (12,766)	$ (30,489)	$ (17,616)
Net income (loss) per share
(Basic and fully diluted): (in Dollars per share)	$ (0.05)	$ 0	$ (0.05)	$ 0	$ 0	$ 0
Weighted average number of common shares outstanding (in Shares)	12,436,410	10,820,600	11,492,455	10,820,600	10,820,600	10,820,600

STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009	$ 10,821	$ 185,218	$ (178,083)	$ 17,956
Balance (in Shares) at Dec. 31, 2009	10,820,600
Net loss for the year			(17,616)	(17,616)
Balance at Dec. 31, 2010	10,821	185,218	(195,699)	340
Balance (in Shares) at Dec. 31, 2010	10,820,600
Net loss for the year			(30,489)	(30,489)
Balance at Dec. 31, 2011	$ 10,821	$ 185,218	$ (226,188)	$ (30,149)
Balance (in Shares) at Dec. 31, 2011	10,820,600

STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net loss	$ (616,654)	$ (12,766)	$ (30,489)	$ (17,616)
Adjustments to reconcile net loss to net cash provided by (used for) operating activities:
Depreciation	2,026	210	420	420
Bad debt expense – related party	24,800
Loss on disposal of assets	250
Stock-based compensation expense	4,200
Changes in operating assets and liabilities:
Other assets	(41,326)
Other assets-related party	(13,500)
Accounts payable	35,948	2,751	10,908
Accounts payable – related party	(2,350)		2,350
Accrued liabilities	4,159		137
Deferred rent	10,880
Net cash used in operating activities	(591,567)	(9,805)	(16,674)	(17,196)
Cash Flows From Investing Activities:
Purchase of property and equipment	(16,823)
Purchase of oil and gas properties	(475,000)
Capital expenditures on oil and gas properties	(1,375,000)
Loan to affiliated company		(9,600)	(9,800)	(15,000)
Net cash used in investing activities	(1,866,823)	(9,600)	(9,800)	(15,000)
Cash Flows From Financing Activities:
Advances from officer		1,500
Short term debt from related parties	110,557		8,100
Short term payments to related parties	(156,108)
Purchase of treasury stock	(9,126)
Proceeds from issuance of common stock	3,349,203
Net cash provided by (used for)financing activities	3,294,526	1,500	8,100
Net Increase (Decrease) In Cash	836,136	(17,905)	(18,374)	(32,196)
Cash At The Beginning Of The Period	392	18,766	18,766	50,962
Cash At The End Of The Period	836,528	861	392	18,766
Schedule of Non-Cash Investing and Financing Activities
Conversion of accounts payable into notes payable			3,250
Supplemental Disclosure
Cash paid for interest	0	0	0	0
Cash paid for income taxes	$ 0	$ 0	$ 0	$ 0

ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
NOTE 1. ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Art Design, Inc. was incorporated in the State of Colorado on January 16, 2002.  In April 2012 the Company discontinued its prior operations and became involved in the exploration and development of oil and gas. On May 4th 2012, the Company amended its articles of incorporation to change its name to Rockdale Resources Corporation (the “Company”).

Basis of Presentation

The accompanying unaudited interim financial statements of the Company have been prepared in accordance with accounting principles generally accepted in United States of America and the rules of the Securities and Exchange Commission (“SEC”), and should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s financial statements for the year ended December 31, 2011 which are included as part of this prospectus. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the results of operations for the interim periods presented have been reflected herein. The results of operations for such interim periods are not necessarily indicative of operations for a full year. Notes to the consolidated financial statements which would substantially duplicate the disclosure contained in the audited financial statements for the  year ended December 31, 2011  have been omitted.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements

The Company has evaluated all the recent accounting pronouncements through the filing date and believes that none of them will have a material effect on the Company.

NOTE 1.	ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Art Design, Inc. (“we”, “our” or the “Company”), was incorporated in the State of Colorado on January 16, 2002. The Company sells art work and interior decorating to professional and business offices.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less as cash equivalents.

Property and equipment

Property and equipment are recorded at cost and depreciated under straight line methods over each item's estimated useful life.

Income tax

We follow Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards (“SFAS”) No. 109, ASC 740 - “Accounting for Income Taxes” (“ASC 740”). This standard requires the use of an asset and liability approach for financial accounting for and reporting of income taxes. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

Net income (loss) per share

The net income (loss) per share is computed by dividing the net income (loss) by the weighted average number of shares of common outstanding. Warrants, stock options, and other dilutive instruments are not included in the computation if the effect would be anti-dilutive. As of and for the year ended December 31, 2011 and 2010, there were no potentially dilutive instruments outstanding.

Financial Instruments

The Company’s financial instruments consist principally of cash and cash equivalents, other receivables, and related party notes payable. Management believes that the recorded values of our other financial instruments approximate their current fair values because of their nature and relatively short maturity dates or durations.

Long-Lived Assets

In accordance with ASC 350, the Company reviews the carrying value of intangible and other long-lived assets for the existence of facts or circumstances, both internally and externally, that may suggest impairment. If impairment testing indicates a lack of recoverability, an impairment loss is recognized by the Company if the carrying amount of a long-lived asset exceeds its fair value.

Reclassification

Certain prior year amounts have been reclassified to conform to the current year presentation.

Recently Issued Accounting Pronouncements

The Company has evaluated all the recent accounting pronouncements through the filing date and believes that none of them will have a material effect on the Company.

GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Liquidity Disclosure [Policy Text Block]
NOTE 2. GOING CONCERN

The Company has suffered recurring losses from operations and has a working capital deficit. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company may raise additional capital through the sale of its equity securities, through offerings of debt securities, or through borrowings from financial institutions. Management believes that actions presently being taken to obtain additional funding provide the opportunity for the Company to continue as a going concern.

NOTE 2.            GOING CONCERN

The Company has suffered recurring losses from operations and has a large working capital deficit. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company may raise additional capital through the sale of its equity securities, through offerings of debt securities, or through borrowings from financial institutions. Management believes that actions presently being taken to obtain additional funding provide the opportunity for the Company to continue as a going concern.

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
NOTE 3. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2011, the Company had a note payable to a Company officer. The note is unsecured and payable upon demand. The note bears interest at 8% per annum if not paid promptly upon demand. The outstanding principal balance on the note was $34,201 at March 31, 2012 and December 31, 2011, respectively.  The balance was paid in full during the three months ended June 30, 2012.

During the year ended December 31, 2011, the Company had a note payable to a Company officer. The note is unsecured and payable upon demand. The note bears interest at 8% per annum. The outstanding principal balance on the note was $18,657 and $8,100 at March 31, 2012 and December 31, 2011, respectively.  The balance was paid in full during the three months ended June 30, 2012.

On March 14, 2012 the Company entered into a promissory note with a related party in the amount of $100,000.  The note amount bears a 0% interest rate, and was unsecured.  The note was paid in full during the three months ended June 30, 2012.

In addition, through June 30, 2012, related parties contributed another $5,044 to the Company for operations. On March 31, 2012 the outstanding related party payable was $7,394.  The payable was paid in full during the three months ended June 30, 2012.

During the year ended December 31, 2011, the Company loaned $9,800 to a Company affiliated through common control. The receivable balance was $24,800 at December 31, 2011.  The receivable balance was forgiven in connection with the Company’s change in control on May 4, 2012.  The Company recorded a bad debt expense of $24,800 for the three months ended June 30, 2012.

NOTE 3.            RELATED PARTY TRANSACTIONS

The Company has a note payable to a Company officer. The note is unsecured and payable upon demand. The note bears interest at 8% per annum if not paid promptly upon demand. The outstanding principal balance on the note was $34,201 at December 31, 2011 and 2010.

The Company has a note payable to a Company officer. The note is unsecured and payable upon demand. The note bears interest at 8% per annum . The outstanding principal balance on the note was $8,100 and $0 at December 31, 2011 and 2010, respectively. As of December 31, 2011, company had accrued interest of $72, the interest has only been accrued for the money borrowed during the current period starting October 1, 2011.

During the year ended December 31, 2011, the company lent $9,800 to a company affiliated through common control. The receivable balance was $24,800 at December 31, 2011. The loan does not bear interest and is payable upon demand.

SHORT TERM DEBT	12 Months Ended
Dec. 31, 2011
Short-term Debt [Text Block]
NOTE 4.            SHORT TERM DEBT

In September 2011, a promissory note was issued in exchange for legal fees due in the amount of $3,250. The note amount bears an 8% interest rate, payable on demand and had accrued interest of $65 as of December 31, 2011.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
NOTE 5.            INCOME TAXES

Deferred income taxes arise from the temporary differences between financial statement and income tax recognition of net operating losses. These loss carryovers are limited under the Internal Revenue Code should a significant change in ownership occur.

At December 31, 2011 and 2010, after the spinoff of its subsidiary the Company had net operating loss carry forwards of $136,600 and $106,000 respectively, which begin to expire in 2026. The deferred tax asset of $46,400 and $36,000 respectively created by the net operating loss has been offset by a 100% valuation allowance. The change in the valuation allowance in 2011 and 2010 was $10,400 and $5,000 respectively.

The Company’s income tax filings are subject to audit by various taxing authorities. The Company’s open audit periods are 2008, 2009, and 2010, although, the statute of limitations for the 2008 tax year will expire effective March 15, 2011. In evaluating the Company’s provisions and accruals, future taxable income, and reversal of temporary differences, interpretations and tax planning strategies are considered. The Company believes its estimates are appropriate based on current facts and circumstances.

FIXED ASSETS	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6.             FIXED ASSETS

Fixed asset values recorded at cost are as follows:

	2011	2010

Furniture & Fixtures	$2,560	$2,560
Computers	6,511	6,511
Leasehold Improvements	4,198	4,198
	13,269	13,269
Less accumulated depreciation	(12,914)	(12,494)
Total	$355	$775

Depreciation expense in 2011 and 2010 was $420 each year.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Text Block]
NOTE 7. SUBSEQUENT EVENTS

Between July 1, 2012 and August 16, 2012 the Company sold 1,318,863 shares of its common stock, at a price of $0.70 per share, to a group of private investors.

During July 2012 the Company issued 105,000 shares of its common stock to consultants in exchange for services rendered.

NOTE 7.              SUBSEQUENT EVENTS

In April 2012 the Company purchased 9,125,500 of the Company’s common stock from an unrelated third party for $9,126.

During April 2012 the Company issued 210,000 shares of its common stock to an officer and employee of the Company in exchange for services rendered at a price of $0.02 per share.

During April, 2012 the Company sold 1,000,000 shares of its common stock to a group of private investors for $51,250.

In April 2012 the Company sold 8,367,850 shares of its common stock to its officers, directors and private investors for $173,902.

In April 2012, the Company entered into a farmout agreement with a related party pertaining to a 200-acre lease in Milam County, Texas at a price of $475,000. As of June 30, 2012, the Company had commenced drilling of five wells on the lease. The total amount incurred for the drilling of the five wells was $1,375,000 as of June 30, 2012.

Between May 1, 2012 and August 31, 2012 the Company sold 5,531,798 shares of its common stock, at a price of 0.70 per share, to a group of private investors. A director in the Company purchased 250,000 of these shares.

EQUITY	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note Disclosure [Text Block]
NOTE 4. EQUITY

In April 2012 the Company purchased 9,125,500 of the Company’s common stock from an unrelated third party for $9,126.

During April 2012 the Company issued 210,000 shares of its common stock to an officer and employee of the Company in exchange for services rendered at a price of $0.02 per share.

During April, 2012 we sold 1,000,000 shares of our common stock to a group of private investors for $51,250.

In April 2012 we sold 8,367,850 shares of our common stock to our officers, directors and private investors for $173,902.  As of June 30, 2012 $13,500 was recorded as a receivable from a related party for their shares issued.

Between April 1, 2012 and June 30, 2012 we sold 4,462,935 shares of our common stock, to our directors and private investors for $3,124,051.

As a result of the foregoing, a change of control took place, and the Company’s ability to use any net operating losses for federal income tax purposes will be significantly restricted.

OIL AND GAS ACQUISITIONS	6 Months Ended
Jun. 30, 2012
Oil and Gas Properties [Text Block]
NOTE 5. OIL AND GAS ACQUISITIONS

In April 2012, the Company entered into a farmout agreement with a related party pertaining to a 200-acre lease in Milam County, Texas at a price of $475,000.  As of June 30, 2012, the Company had commenced drilling of five wells on the lease.    The total amount incurred for the drilling of the five wells was $1,375,000 as of June 30, 2012.

COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Text Block]
NOTE 6. COMMITMENTS AND CONTINGENCIES

The Company, as a lessee of oil and gas properties, is subject to various federal, state and local laws and regulations relating to discharge of materials into, and protection of, the environment. These laws and regulations may, among other things, impose liability on the lessee under an oil and gas lease for the cost of pollution clean-up resulting from operations and subject the lessee to liability for pollution damages. In some instances, the Company may be directed to suspend or cease operations in the affected area.  The Company is not aware of any environmental claims existing as of June 30, 2012, which have not been provided for, covered by insurance or otherwise have a material impact on its financial position or results of operations. There can be no assurance, however, that current regulatory requirements will not change, or past noncompliance with environmental laws will not be discovered on the Company’s properties.

Operating Lease

The Company has a non-cancelable lease for its office in Austin, Texas. The following table summarizes the Company’s future minimum payments as of June 30, 2012:

	Total	2012	2013	2014	Thereafter

Office leases	$206,721	$33,636	$68,206	$69,608	$35,271

Rental expense was approximately $15,092 and $0 for the three months ended June 30, 2012 and 2011, respectively, and $17,198 and $0 for the six months ended June 30, 2012 and 2011, respectively.  Deferred rent was approximately $10,880 as of  June 30, 2012.

Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]		Cash and cash equivalents The Company considers all highly liquid investments with an original maturity of three months or less as cash equivalents.
Property, Plant and Equipment, Policy [Policy Text Block]		Property and equipment Property and equipment are recorded at cost and depreciated under straight line methods over each item's estimated useful life.
Income Tax, Policy [Policy Text Block]
Income tax

We follow Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards (“SFAS”) No. 109, ASC 740 - “Accounting for Income Taxes” (“ASC 740”). This standard requires the use of an asset and liability approach for financial accounting for and reporting of income taxes. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

Earnings Per Share, Policy [Policy Text Block]
Net income (loss) per share

The net income (loss) per share is computed by dividing the net income (loss) by the weighted average number of shares of common outstanding. Warrants, stock options, and other dilutive instruments are not included in the computation if the effect would be anti-dilutive. As of and for the year ended December 31, 2011 and 2010, there were no potentially dilutive instruments outstanding.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Financial Instruments

The Company’s financial instruments consist principally of cash and cash equivalents, other receivables, and related party notes payable. Management believes that the recorded values of our other financial instruments approximate their current fair values because of their nature and relatively short maturity dates or durations.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-Lived Assets

In accordance with ASC 350, the Company reviews the carrying value of intangible and other long-lived assets for the existence of facts or circumstances, both internally and externally, that may suggest impairment. If impairment testing indicates a lack of recoverability, an impairment loss is recognized by the Company if the carrying amount of a long-lived asset exceeds its fair value.

Reclassification, Policy [Policy Text Block]		Reclassification Certain prior year amounts have been reclassified to conform to the current year presentation.
New Accounting Pronouncements, Policy [Policy Text Block]	Recent Accounting Pronouncements The Company has evaluated all the recent accounting pronouncements through the filing date and believes that none of them will have a material effect on the Company.
Recently Issued Accounting Pronouncements

The Company has evaluated all the recent accounting pronouncements through the filing date and believes that none of them will have a material effect on the Company.

Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

The accompanying unaudited interim financial statements of the Company have been prepared in accordance with accounting principles generally accepted in United States of America and the rules of the Securities and Exchange Commission (“SEC”), and should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s financial statements for the year ended December 31, 2011 which are included as part of this prospectus. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the results of operations for the interim periods presented have been reflected herein. The results of operations for such interim periods are not necessarily indicative of operations for a full year. Notes to the consolidated financial statements which would substantially duplicate the disclosure contained in the audited financial statements for the  year ended December 31, 2011  have been omitted.

FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Table Text Block]
Fixed asset values recorded at cost are as follows:

	2011	2010

Furniture & Fixtures	$2,560	$2,560
Computers	6,511	6,511
Leasehold Improvements	4,198	4,198
	13,269	13,269
Less accumulated depreciation	(12,914)	(12,494)
Total	$355	$775

COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The Company has a non-cancelable lease for its office in Austin, Texas. The following table summarizes the Company’s future minimum payments as of June 30, 2012:

	Total	2012	2013	2014	Thereafter

Office leases	$206,721	$33,636	$68,206	$69,608	$35,271

RELATED PARTY TRANSACTIONS (Detail) (USD $)	6 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended					3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Affiliated Entity [Member]	Dec. 31, 2011 Affiliated Entity [Member]	Mar. 31, 2012 Officer [Member]	Dec. 31, 2011 Officer [Member]	Mar. 31, 2012 Officer 2 [Member]	Dec. 31, 2011 Officer 2 [Member]	Mar. 31, 2012 Related Party Promissory Note [Member]	Jun. 30, 2012 Additional Related Party Contributions [Member]	Mar. 31, 2012 Additional Related Party Contributions [Member]	Dec. 31, 2011 Officer Loan #1 [Member]	Dec. 31, 2010 Officer Loan #1 [Member]	Dec. 31, 2011 Officer Loan #2 [Member]	Dec. 31, 2010 Officer Loan #2 [Member]
Debt Instrument, Interest Rate Terms										0%			8% per annum if not paid promptly upon demand
Notes Payable, Related Parties, Current		$ 42,301	$ 34,201			$ 34,201	$ 34,201	$ 18,657	$ 8,100				$ 34,201	$ 34,201	$ 8,100	$ 0
Debt Instrument, Interest Rate, Stated Percentage						8.00%		8.00%							8.00%
Interest Payable, Current															72
Related Party Transaction, Amounts of Transaction					9,800
Accounts Receivable, Related Parties, Current (in Dollars)		24,800	15,000		24,800
Proceeds from Related Party Debt	110,557	8,100								100,000	5,044
Accounts Payable, Related Parties, Current		2,350										7,394
Loan to Affiliate					9,800
Provision for Doubtful Accounts	$ 24,800			$ 24,800

SHORT TERM DEBT (Detail) (Short Term Note for Legal Fees Due [Member], USD $)	Dec. 31, 2011
Short Term Note for Legal Fees Due [Member]
Debt Instrument, Face Amount	$ 3,250
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Interest Payable, Current	$ 65

INCOME TAXES (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards	$ 136,600	$ 106,000
Deferred Tax Assets, Gross	46,400	36,000
Valuation Allowance, Percentage	100.00%
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 10,400	$ 5,000

FIXED ASSETS (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 1,921	$ 105	$ 2,026	$ 210	$ 420	$ 420

FIXED ASSETS (Detail) - Schedule of Fixed Assets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fixed Assets, Gross	$ 16,823	$ 13,269	$ 13,269
Less accumulated depreciation	(1,921)	(12,914)	(12,494)
Total	1,864,902	355	775
Furniture and Fixtures [Member]
Fixed Assets, Gross		2,560	2,560
Computer Equipment [Member]
Fixed Assets, Gross		6,511	6,511
Leasehold Improvements [Member]
Fixed Assets, Gross		$ 4,198	$ 4,198

SUBSEQUENT EVENTS (Detail) (Subsequent Event [Member], USD $)	1 Months Ended	2 Months Ended	4 Months Ended
	Jul. 31, 2012	Aug. 16, 2012	Aug. 31, 2012
Stock Issued During Period, Shares, Issued for Cash		1,318,863	5,531,798
Equity Issuance, Per Share Amount (in Dollars per share)		$ 0.7	$ 0.7
Stock Issued During Period, Shares, Issued for Services	105,000
Director [Member]
Stock Issued During Period, Shares, Issued for Cash			250,000

EQUITY (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Unrelated Third Party [Member]	Jun. 30, 2012 Officer [Member]	Jun. 30, 2012 Private Investors [Member]	Jun. 30, 2012 Officers, Directors and Private Investors [Member]	Jun. 30, 2012 Directors and Private Investors [Member]
Stock Repurchased During Period, Shares			9,125,500
Stock Repurchased During Period, Value (in Dollars)			$ 9,126
Stock Issued During Period, Shares, Issued for Services				210,000
Equity Issuance, Per Share Amount (in Dollars per share)				$ 0.02
Stock Issued During Period, Shares, Issued for Cash					1,000,000	8,367,850	4,462,935
Stock Issued During Period, Value, Issued for Cash (in Dollars)					51,250	173,902	3,124,051
Accounts Receivable, Related Parties, Current (in Dollars)	$ 24,800	$ 15,000				$ 13,500

OIL AND GAS ACQUISITIONS (Detail) (USD $)	6 Months Ended
Jun. 30, 2012 acre
Gas and Oil Area, Developed, Gross (in Acres)	200
Payments to Acquire Oil and Gas Property	$ 475,000
Wells in Process of Drilling	5
Exploration and Production Costs	$ 1,375,000

COMMITMENTS AND CONTINGENCIES (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Operating Leases, Rent Expense	$ 15,092	$ 0	$ 17,198	$ 0
Deferred Rent Credit, Noncurrent	$ 10,880		$ 10,880

COMMITMENTS AND CONTINGENCIES (Detail) - Schedule of Future Minimum Lease Payments (USD $)	Jun. 30, 2012
Future Minimum Payments, Total [Member]
Office leases	$ 206,721
Year 2012 [Member]
Office leases	33,636
Year 2013 [Member]
Office leases	68,206
Year 2014 [Member]
Office leases	69,608
Thereafter [Member]
Office leases	$ 35,271